Investment in associates and joint ventures (Detail) - Entity's total for joint ventures [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Joint venture's statement of financial position [abstract]
Current assets	€ 1,546	€ 850	€ 1,256
Non-current assets	93	114	212
Goodwill	0	0	0
Current liabilities	(1,114)	(756)	(692)
Non-current liabilities	(448)	(1,096)	(788)
Shareholders' deficit (surplus)	(77)	888	12
The joint venture income (loss) [abstract]
Revenue	1,736	1,186	817
Profit (loss)	€ (785)	€ (876)	€ (723)